Fees Summary	Oct. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,543,000
Previously Paid Amount	0.00
Total Fee Amount	1,920.33
Total Offset Amount	0.00
Net Fee	1,920.33
Narrative - Max Aggregate Offering Price	$ 12,543,000
Final Prospectus	true